Going Concern (Details Textual) (USD $)	1 Months Ended			9 Months Ended			1 Months Ended									1 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Apr. 26, 2013	Sep. 30, 2013	Sep. 30, 2012	Oct. 31, 2013 National Bank of Greece [Member]	Oct. 31, 2013 Credit Suisse Facility [Member]	Oct. 02, 2013 Credit Suisse Facility [Member]	Sep. 05, 2013 Credit Suisse Facility [Member]	Jul. 02, 2013 Credit Suisse Facility [Member]	Jun. 05, 2013 Credit Suisse Facility [Member]	Apr. 02, 2013 Credit Suisse Facility [Member]	Mar. 05, 2013 Credit Suisse Facility [Member]	Jan. 31, 2013 Credit Suisse Facility [Member]	Sep. 30, 2013 Credit Suisse Facility [Member]	May 31, 2013 Facility A [Member]	Apr. 30, 2013 Facility A [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility A [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility A [Member] Deutsche Bank [Member]	May 31, 2013 Facility B [Member]	Apr. 30, 2013 Facility B [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility B [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility B [Member] Deutsche Bank [Member]	May 31, 2013 Facility A and Facility B [Member] Deutsche Bank [Member]
Long-term Debt						$ 8,311,000									$ 1,823,000
Line of Credit Facility, Periodic Payment																11,500	20,000	20,000	20,000	20,000	11,500	20,000	20,000	20,000	20,000
Line of Credit Facility Periodic Payment Including Accrued Interest																										23,000
Line of Credit Facility Accrued Interest	119,000	117,000					118,000							124,000
Line of Credit Facility Interest Rate Swap								22,000	43,000	25,000	48,000	28,000	52,000
Interest Paid			124,000	411,000	831,000
Working Capital Deficit				$ 73,403,000